Congress Small Cap Growth Fund
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Value
Aerospace & Defense - 5.2%
AeroVironment, Inc.(a)	215,000	$25,937,600
Moog, Inc. - Class A	160,000	22,368,000
		48,305,600

Banks - 2.7%
Ameris Bancorp	500,000	24,820,000

Beverages - 2.4%
MGP Ingredients, Inc.	260,000	22,087,000

Building Products - 2.6%
CSW Industrials, Inc.	115,000	24,330,550

Capital Markets - 1.8%
Cohen & Steers, Inc.	230,000	16,196,600

Chemicals - 2.2%
Balchem Corp.	145,000	20,323,200

Communications Equipment - 3.6%
Calix, Inc.(a)	540,000	17,917,200
Extreme Networks, Inc.(a)	1,160,000	15,671,600
		33,588,800

Construction & Engineering - 7.2%
Comfort Systems USA, Inc.	120,000	26,096,400
Sterling Infrastructure, Inc.(a)	330,000	24,783,000
Valmont Industries, Inc.	70,000	15,799,700
		66,679,100

Consumer Staples Distribution & Retail - 2.7%
Sprouts Farmers Market, Inc.(a)	490,000	24,681,300

Electronic Equipment, Instruments & Components - 2.5%
Badger Meter, Inc.	160,000	23,038,400

Energy Equipment & Services - 1.8%
Core Laboratories, Inc.	1,035,000	16,321,950

Food Products - 2.4%
Simply Good Foods Co.(a)	585,000	22,113,000

Health Care Equipment & Supplies - 8.0%
Integer Holdings Corp.(a)	265,000	26,849,800
LeMaitre Vascular, Inc.	400,000	23,216,000
Merit Medical Systems, Inc.(a)	300,000	23,490,000
		73,555,800

Health Care Providers & Services - 4.9%
AMN Healthcare Services, Inc.(a)	285,000	21,092,850
Progyny, Inc.(a)	620,000	23,615,800
		44,708,650

Hotels, Restaurants & Leisure - 2.1%
Chuy's Holdings, Inc.(a)	565,000	19,102,650

Household Durables - 2.4%
Skyline Champion Corp.(a)	325,000	22,256,000

Leisure Products - 2.2%
YETI Holdings, Inc.(a)	455,000	20,006,350

Life Sciences Tools & Services - 2.3%
Medpace Holdings, Inc.(a)	72,000	20,993,760

Machinery - 2.6%
Enpro, Inc.	160,000	23,900,800

Media - 2.1%
Perion Network Ltd.(a)	645,000	18,995,250

Oil, Gas & Consumable Fuels - 2.5%
SM Energy Co.	630,000	23,360,400

Personal Care Products - 4.0%
e.l.f Beauty, Inc.(a)	230,000	36,691,900

Pharmaceuticals - 4.2%
Prestige Consumer Healthcare, Inc.(a)	370,000	22,769,800
Supernus Pharmaceuticals, Inc.(a)	570,000	15,777,600
		38,547,400

Professional Services - 7.4%
FTI Consulting, Inc.(a)	110,000	21,077,100
ICF International, Inc.	175,000	24,332,000
WNS Holdings Ltd. - ADR - ADR(a)	340,000	23,579,000
		68,988,100

Semiconductors & Semiconductor Equipment - 5.5%
Onto Innovation, Inc.(a)	180,000	29,070,000
Power Integrations, Inc.	290,000	21,738,400
		50,808,400

Software - 2.9%
Qualys, Inc.(a)	140,000	26,483,800

Specialty Retail - 5.0%
Boot Barn Holdings, Inc.(a)	320,000	22,956,800
Valvoline, Inc.(a)	630,000	22,988,700
		45,945,500
TOTAL COMMON STOCKS (Cost $773,754,023)		876,830,260

SHORT-TERM INVESTMENTS - 4.4%
Money Market Funds - 4.4%	Shares
First American Treasury Obligations Fund - Class X, 5.25%(b)	40,585,468	40,585,468
TOTAL SHORT-TERM INVESTMENTS (Cost $40,585,468)		40,585,468

TOTAL INVESTMENTS - 99.6% (Cost $814,339,491)		$917,415,728
Other Assets in Excess of Liabilities - 0.4%		4,051,264
TOTAL NET ASSETS - 100.0%		$921,466,992

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Congress Small Cap Growth Fund
Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Congress Small Cap Growth Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. See the Schedule of Investments for an industry breakout.

Congress Small Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$876,830,260	$–	$–	$876,830,260
Money Market Funds	40,585,468	–	–	40,585,468
Total Assets	$917,415,728	$–	$–	$917,415,728

Refer to the Schedule of Investments for industry classifications.